UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2023

WESTERN ASSET

SMASh SERIES CORE COMPLETION FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series Core Completion Fund for the six-month reporting period ended August 31, 2023.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2023

II	Western Asset SMASh Series Core Completion Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2023 and February 28, 2023 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2023 and held for the six months ended August 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
-2.05%	$1,000.00	$979.50	0.00%	$0.00	5.00%	$1,000.00	$1,025.14	0.00%	$0.00

[1]	For the six months ended August 31, 2023.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

2	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2023

Western Asset SMASh Series Core Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 37.3%
FHLMC — 6.1%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	$2,524,617	$2,027,081
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/41-2/1/52	2,727,723	2,236,164
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/49-4/1/52	737,393	643,408
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/50-6/1/52	8,289,247	7,479,856
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/50-4/1/52	7,329,948	6,145,610
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/52-11/1/52	672,216	639,043
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/53	385,290	360,092
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	5/1/53	195,663	194,370
Total FHLMC				19,725,624
FNMA — 24.2%
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	177,546	164,697
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	283,962	266,150
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	327,924	303,765
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	469,384	422,332
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	1,412,701	1,155,102	(a)
Federal National Mortgage Association (FNMA)	2.000%	9/1/41-3/1/52	24,891,037	20,072,313
Federal National Mortgage Association (FNMA)	3.000%	6/1/43-3/1/52	3,283,812	2,873,510
Federal National Mortgage Association (FNMA)	2.500%	6/1/50-9/1/61	8,935,478	7,476,174
Federal National Mortgage Association (FNMA)	4.000%	7/1/50	14,561,904	13,583,992
Federal National Mortgage Association (FNMA)	3.500%	7/1/51-6/1/52	1,905,088	1,715,769
Federal National Mortgage Association (FNMA)	4.500%	11/1/52	285,390	270,835
Federal National Mortgage Association (FNMA)	2.000%	9/1/53	16,400,000	13,062,984	(b)

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series Core Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.500%	9/1/53	$3,600,000	$2,982,937	(b)
Federal National Mortgage Association (FNMA)	3.000%	9/1/53	4,000,000	3,447,031	(b)
Federal National Mortgage Association (FNMA)	3.500%	9/1/53	2,800,000	2,503,047	(b)
Federal National Mortgage Association (FNMA)	4.000%	9/1/53	2,200,000	2,030,875	(b)
Federal National Mortgage Association (FNMA)	4.500%	9/1/53	800,000	758,563	(b)
Federal National Mortgage Association (FNMA)	5.500%	9/1/53	5,700,000	5,628,305	(b)
Total FNMA				78,718,381
GNMA — 7.0%
Government National Mortgage Association (GNMA) II	5.000%	5/20/48- 1/20/53	840,587	825,959
Government National Mortgage Association (GNMA) II	4.500%	2/20/49- 9/20/52	379,880	364,797
Government National Mortgage Association (GNMA) II	2.000%	12/20/50- 3/20/51	2,722,631	2,217,417
Government National Mortgage Association (GNMA) II	2.500%	5/20/51	76,418	63,947
Government National Mortgage Association (GNMA) II	3.000%	9/20/51- 4/20/52	12,050,458	10,638,940
Government National Mortgage Association (GNMA) II	3.500%	4/20/52- 12/20/52	1,497,716	1,360,845
Government National Mortgage Association (GNMA) II	3.000%	9/20/53	1,300,000	1,143,238	(b)
Government National Mortgage Association (GNMA) II	3.500%	9/20/53	3,400,000	3,087,758	(b)
Government National Mortgage Association (GNMA) II	4.000%	9/20/53	700,000	652,313	(b)
Government National Mortgage Association (GNMA) II	4.500%	9/20/53	700,000	667,133	(b)
Government National Mortgage Association (GNMA) II	5.000%	9/20/53	2,000,000	1,946,289	(b)
Total GNMA				22,968,636
Total Mortgage-Backed Securities (Cost — $131,704,573)				121,412,641
Collateralized Mortgage Obligations (c) — 24.7%
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.300%	10/15/38	6,510,000	5,946,080	(a)(d)

See Notes to Financial Statements.

4	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.480%	1/20/37	$2,315,172	$2,280,617	(a)(d)
BANK, 2017-BNK7 C	4.145%	9/15/60	818,000	661,388	(a)
BF Mortgage Trust, 2019-NYT B (1 mo. Term SOFR + 1.447%)	6.758%	12/15/35	1,250,000	1,096,918	(a)(d)
BHMS, 2018-ATLS D (1 mo. Term SOFR + 2.547%)	7.857%	7/15/35	280,000	265,681	(a)(d)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. Term SOFR + 1.034%)	6.345%	10/15/36	4,886,413	4,875,696	(a)(d)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.323%	2/15/39	3,977,441	3,873,355	(a)(d)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	6.060%	10/15/26	6,510,000	6,367,881	(a)(d)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.432%	6/15/50	2,500,000	2,041,499	(a)
CSMC Trust, 2019-ICE4 B (1 mo. Term SOFR + 1.277%)	6.588%	5/15/36	1,476,327	1,472,488	(a)(d)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	962,045	831,763	(a)(d)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	4,400,127	3,630,298	(a)(d)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,086,310	911,753	(a)(d)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,814,940	1,600,261	(a)(d)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	4,284,386	3,557,366	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.788%	10/25/41	5,210,000	5,105,655	(a)(d)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	4,271,817	216,074	(a)
GS Mortgage Securities Corp. Trust, 2018- SRP5 A (1 mo. Term SOFR + 1.914%)	7.225%	9/15/31	931,910	773,423	(a)(d)
GS Mortgage Securities Corp. Trust, 2018- SRP5 B (1 mo. Term SOFR + 3.114%)	8.425%	9/15/31	116,489	62,959	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN BFX	3.065%	1/16/37	7,320,000	6,427,850	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	6.589%	3/15/39	3,420,000	3,383,043	(a)(d)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	755,000	599,251	(a)
Morgan Stanley Capital I Trust, 2018-MP A	4.419%	7/11/40	10,500,000	8,599,586	(a)(d)
Morgan Stanley Capital I Trust, 2018-SUN A (1 mo. Term SOFR + 1.264%)	6.580%	7/15/35	2,830,000	2,812,351	(a)(d)

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series Core Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	6.717%	3/15/39	$2,100,000	$2,075,297	(a)(d)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	1,745,683	1,555,008	(a)(d)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	3,949,807	3,342,920	(a)(d)
RBS Commercial Funding Inc. Trust, 2013-GSP A	3.961%	1/15/32	4,760,000	4,630,630	(a)(d)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,104,777	972,988	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. Term SOFR + 2.414%)	7.731%	11/11/34	267,327	260,472	(a)(d)
Total Collateralized Mortgage Obligations (Cost — $88,676,901)				80,230,551
Asset-Backed Securities — 13.5%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. Term SOFR + 1.412%)	6.757%	10/23/34	4,440,000	4,403,857	(a)(d)
AGL CLO Ltd., 2020-6A AR (3 mo. Term SOFR + 1.462%)	6.788%	7/20/34	3,050,000	3,041,401	(a)(d)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	6.639%	1/15/37	2,268,000	2,238,289	(a)(d)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.690%	7/17/34	5,770,000	5,725,571	(a)(d)
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. Term SOFR + 1.362%)	6.688%	7/20/34	5,000,000	4,959,705	(a)(d)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. Term SOFR + 1.792%)	7.161%	8/5/33	5,920,000	5,826,394	(a)(d)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.764%	2/17/39	2,000,000	1,982,508	(a)(d)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	1,169,907	1,048,044	(d)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.700%	10/15/34	4,570,000	4,554,190	(a)(d)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	2,669,301	2,335,697	(d)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.539%	11/15/38	5,020,000	5,010,724	(a)(d)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. Term SOFR + 1.482%)	6.790%	10/15/34	2,850,000	2,829,362	(a)(d)
Total Asset-Backed Securities (Cost — $44,671,591)				43,955,742

See Notes to Financial Statements.

6	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 11.1%
Communication Services — 0.8%
Diversified Telecommunication Services — 0.2%
AT&T Inc., Senior Notes	2.250%	2/1/32	$150,000	$117,087
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	310,000	245,282
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	300,000	277,292
Total Diversified Telecommunication Services				639,661
Entertainment — 0.0%††
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	150,000	150,244
Media — 0.5%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	130,000	103,952
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	390,000	300,391
Comcast Corp., Senior Notes	3.969%	11/1/47	800,000	641,868
Comcast Corp., Senior Notes	3.999%	11/1/49	150,000	119,781
Comcast Corp., Senior Notes	3.450%	2/1/50	140,000	102,277
Comcast Corp., Senior Notes	2.887%	11/1/51	160,000	102,685
Comcast Corp., Senior Notes	4.950%	10/15/58	160,000	147,613
Total Media				1,518,567
Wireless Telecommunication Services — 0.1%
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	470,000	429,158
Total Communication Services				2,737,630
Consumer Discretionary — 0.5%
Broadline Retail — 0.5%
Prosus NV, Senior Notes	4.027%	8/3/50	2,770,000	1,645,692	(d)
Consumer Staples — 0.2%
Beverages — 0.1%
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	90,000	88,642
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	120,000	116,259
Total Beverages				204,901
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	270,000	268,698	(d)
Total Consumer Staples				473,599
Energy — 3.1%
Oil, Gas & Consumable Fuels — 3.1%
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	470,000	475,170	(d)

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series Core Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	$10,000	$10,233	(d)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,000,000	1,411,581
EOG Resources Inc., Senior Notes	3.900%	4/1/35	312,000	276,055
EQT Corp., Senior Notes	7.000%	2/1/30	1,000,000	1,047,311
ONEOK Inc., Senior Notes	5.550%	11/1/26	210,000	210,130
ONEOK Inc., Senior Notes	5.650%	11/1/28	330,000	330,655
ONEOK Inc., Senior Notes	5.800%	11/1/30	120,000	120,315
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	4,640,000	2,973,441	(d)
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	1,570,000	1,288,335	(d)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	2,730,000	1,860,227	(d)
Total Energy				10,003,453
Financials — 1.5%
Banks — 0.8%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	187,716	(a)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	870,000	751,842	(a)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	470,000	460,738	(a)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	250,000	215,576	(a)(d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	330,000	327,411	(a)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	80,000	79,955	(a)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	170,000	169,957	(a)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	30,000	26,789	(a)

See Notes to Financial Statements.

8	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	$210,000	$209,629	(a)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	70,000	69,966	(a)
Total Banks				2,499,579
Capital Markets — 0.7%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	360,000	362,245
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	80,000	81,430	(a)
Credit Suisse AG, Senior Notes	4.750%	8/9/24	250,000	246,610
Credit Suisse AG, Senior Notes	7.950%	1/9/25	250,000	255,042
Credit Suisse AG, Senior Notes	3.700%	2/21/25	1,000,000	964,606
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	230,000	223,474	(a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	302,885	(a)(d)
Total Capital Markets				2,436,292
Total Financials				4,935,871
Health Care — 0.3%
Health Care Providers & Services — 0.3%
Elevance Health Inc., Senior Notes	4.100%	5/15/32	480,000	442,511
Elevance Health Inc., Senior Notes	4.550%	5/15/52	660,000	568,952
Total Health Care				1,011,463
Industrials — 0.2%
Aerospace & Defense — 0.1%
RTX Corp., Senior Notes	4.500%	6/1/42	310,000	270,648
RTX Corp., Senior Notes	3.030%	3/15/52	160,000	105,402
Total Aerospace & Defense				376,050
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	157,281
Total Industrials				533,331
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., Senior Notes	5.125%	2/10/30	120,000	120,282
Micron Technology Inc., Senior Notes	5.875%	2/9/33	170,000	168,233
Micron Technology Inc., Senior Notes	5.875%	9/15/33	10,000	9,811
Total Information Technology				298,326

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series Core Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Materials — 4.4%
Chemicals — 2.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	$2,000,000	$1,920,128	(d)
MEGlobal BV, Senior Notes	2.625%	4/28/28	2,870,000	2,532,066	(d)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	1,800,000	1,606,050	(d)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	1,700,000	1,351,960	(d)
Total Chemicals				7,410,204
Metals & Mining — 1.3%
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	3,100,000	2,186,543	(d)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	410,000	388,900
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,000,000	1,851,284
Total Metals & Mining				4,426,727
Paper & Forest Products — 0.8%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	2,500,000	2,481,061
Total Materials				14,317,992
Total Corporate Bonds & Notes (Cost — $45,336,834)				35,957,357
Sovereign Bonds — 6.3%
Chile — 0.2%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	1,240,000	784,674
Colombia — 2.8%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	11,890,000	8,935,044
Israel — 0.4%
State of Israel, Senior Notes	3.375%	1/15/50	1,830,000	1,300,444
Kazakhstan — 0.4%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,300,000	1,162,077	(d)
Mexico — 0.6%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	2,530,000	1,955,713
Panama — 1.3%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,000,000	1,746,590
Panama Government International Bond, Senior Notes	4.300%	4/29/53	3,500,000	2,533,125
Total Panama				4,279,715

See Notes to Financial Statements.

10	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Peru — 0.6%
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	$600,000	$433,177
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	2,280,000	1,502,667
Total Peru				1,935,844
Total Sovereign Bonds (Cost — $28,412,816)				20,353,511
U.S. Treasury Inflation Protected Securities — 5.7%
U.S. Treasury Notes, Inflation Indexed (Cost — $19,934,247)	1.125%	1/15/33	20,065,645	18,724,584
U.S. Government & Agency Obligations — 4.0%
U.S. Government Obligations — 4.0%
U.S. Treasury Bonds	4.500%	8/15/43	6,500,000	6,483,750
U.S. Treasury Bonds	3.625%	5/15/53	6,790,000	6,125,322
U.S. Treasury Bonds	4.125%	8/15/53	350,000	345,379
Total U.S. Government & Agency Obligations (Cost — $13,140,202)				12,954,451

	Expiration Date	Contracts	Notional Amount
Purchased Options — 1.2%
Exchange-Traded Purchased Options — 1.2%
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	651	1,627,500	1,916,381
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	304	760,000	267,900
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	711	1,777,500	755,437
U.S. Treasury 5-Year Notes Futures, Call @ $106.250	9/1/23	44	44,000	30,594
U.S. Treasury 5-Year Notes Futures, Call @ $106.250	9/22/23	84	84,000	77,438
U.S. Treasury 5-Year Notes Futures, Call @ $106.500	9/22/23	15	15,000	11,367
U.S. Treasury 5-Year Notes Futures, Call @ $106.750	9/22/23	63	63,000	38,883
U.S. Treasury 5-Year Notes Futures, Call @ $107.000	9/22/23	22	22,000	10,828
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $109.750	9/1/23	101	101,000	129,406
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $110.250	9/1/23	43	43,000	35,609

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series Core Completion Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $110.250	9/1/23	29	$29,000	$1,359
U.S. Treasury 10-Year Notes Futures, Call @ $110.000	9/22/23	75	75,000	104,297
U.S. Treasury 10-Year Notes Futures, Call @ $110.500	9/22/23	15	15,000	15,703
U.S. Treasury 10-Year Notes Futures, Call @ $111.000	9/22/23	33	33,000	25,266
U.S. Treasury 10-Year Notes Futures, Put @ $110.750	9/22/23	28	28,000	17,500
U.S. Treasury Long-Term Bonds Futures, Call @ $119.000	9/1/23	30	30,000	80,625
U.S. Treasury Long-Term Bonds Futures, Call @ $119.000	9/22/23	22	22,000	70,469
U.S. Treasury Long-Term Bonds Futures, Call @ $120.000	9/22/23	22	22,000	54,312
U.S. Treasury Long-Term Bonds Futures, Call @ $120.500	9/22/23	22	22,000	46,750
U.S. Treasury Long-Term Bonds Futures, Call @ $121.000	9/22/23	47	47,000	85,188
U.S. Treasury Long-Term Bonds Futures, Call @ $122.000	9/22/23	3	3,000	3,844
Total Purchased Options (Cost — $2,158,748)				3,779,156
Total Investments before Short-Term Investments (Cost — $374,035,912)				337,367,993

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.6%
U.S. Treasury Bills — 0.6%
U.S. Treasury Bills	5.522%	12/12/23	1,480,000	1,457,780	(e)
U.S. Treasury Bills	5.519%	12/28/23	420,000	412,728	(e)
Total U.S. Treasury Bills (Cost — $1,870,642)				1,870,508
U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $699,399)	5.317%	12/12/23	710,000	699,724	(e)

See Notes to Financial Statements.

12	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Overnight Deposits — 0.8%
BNY Mellon Cash Reserve Fund (Cost — $2,698,510)	2.250%	2,698,510	$2,698,510	(f)
Total Short-Term Investments (Cost — $5,268,551)			5,268,742
Total Investments — 105.4% (Cost — $379,304,463)			342,636,735
Liabilities in Excess of Other Assets — (5.4)%			(17,493,749)
Total Net Assets — 100.0%			$325,142,986

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2023, the Fund held TBA securities with a total cost of $37,977,176.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown represents yield-to-maturity.

(f)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation

IO	— Interest Only

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

At August 31, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	$96.250	651	$1,627,500	$(809,681)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500	651	1,627,500	(1,159,594)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	608	1,520,000	(155,800)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	1,422	3,555,000	(479,925)
U.S. Treasury 5-Year Notes Futures, Call	9/1/23	106.000	356	356,000	(330,969)
U.S. Treasury 5-Year Notes Futures, Call	9/22/23	108.000	105	105,000	(18,867)

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series Core Completion Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	9/22/23	$109.000	140	$140,000	$(8,750)
U.S. Treasury 5-Year Notes Futures, Call	10/27/23	107.500	72	72,000	(40,500)
U.S. Treasury 5-Year Notes Futures, Put	9/22/23	105.000	29	29,000	(1,359)
U.S. Treasury 5-Year Notes Futures, Put	9/22/23	106.000	57	57,000	(10,688)
U.S. Treasury 5-Year Notes Futures, Put	9/22/23	106.500	349	349,000	(117,242)
U.S. Treasury 6 to 7-Year Notes Futures, Call	9/1/23	110.000	86	86,000	(90,031)
U.S. Treasury 10-Year Notes Futures, Call	9/22/23	111.750	140	140,000	(63,438)
U.S. Treasury 10-Year Notes Futures, Call	9/22/23	112.000	57	57,000	(20,484)
U.S. Treasury 10-Year Notes Futures, Call	9/22/23	112.500	170	170,000	(39,844)
U.S. Treasury 10-Year Notes Futures, Call	9/22/23	113.000	251	251,000	(39,219)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	111.000	73	73,000	(87,828)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	112.500	73	73,000	(44,484)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	113.000	57	57,000	(26,719)
U.S. Treasury 10-Year Notes Futures, Put	9/22/23	109.000	15	15,000	(2,344)
U.S. Treasury 10-Year Notes Futures, Put	9/22/23	110.000	57	57,000	(20,484)
U.S. Treasury 10-Year Notes Futures, Put	9/22/23	111.000	43	43,000	(31,578)
U.S. Treasury Long-Term Bonds Futures, Call	9/1/23	120.000	15	15,000	(25,781)
U.S. Treasury Long-Term Bonds Futures, Call	9/22/23	123.000	170	170,000	(148,750)
U.S. Treasury Long-Term Bonds Futures, Call	9/22/23	124.000	90	90,000	(50,625)
U.S. Treasury Long-Term Bonds Futures, Call	9/22/23	125.000	140	140,000	(50,313)
U.S. Treasury Long-Term Bonds Futures, Put	9/22/23	118.000	58	58,000	(19,031)
U.S. Treasury Long-Term Bonds Futures, Put	9/22/23	119.000	7	7,000	(3,609)
U.S. Treasury Long-Term Bonds Futures, Put	9/22/23	120.000	46	46,000	(35,938)
U.S. Treasury Long-Term Bonds Futures, Put	9/22/23	121.000	85	85,000	(95,625)
Total Exchange-Traded Written Options (Premiums received — $3,120,889)					$(4,029,500)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

14	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Completion Fund

At August 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	734	3/25	$175,887,592	$175,848,050	$(39,542)
3-Month SOFR	311	3/26	74,872,034	74,954,888	82,854
U.S. Treasury 2-Year Notes	262	12/23	53,212,301	53,396,828	184,527
U.S. Treasury 5-Year Notes	695	12/23	73,822,256	74,310,707	488,451
U.S. Treasury 10-Year Notes	736	12/23	81,514,418	81,719,000	204,582
U.S. Treasury Long-Term Bonds	404	12/23	48,462,598	49,161,750	699,152
U.S. Treasury Ultra Long-Term Bonds	499	12/23	63,259,946	64,604,906	1,344,960
					2,964,984

Contracts to Sell:
30-Day Federal Funds	790	9/23	311,603,769	311,614,094	(10,325)
3-Month SOFR	26	9/23	6,167,470	6,159,563	7,907
3-Month SOFR	1,025	12/23	242,765,733	242,380,469	385,264
3-Month SOFR	1,479	3/24	353,069,875	349,783,500	3,286,375
U.S. Treasury Ultra 10-Year Notes	80	12/23	9,151,392	9,288,750	(137,358)
					3,531,863
Net unrealized appreciation on open futures contracts					$6,496,847

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At August 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
$ 76,554,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$2,505	—	$2,505

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series Core Completion Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
	$22,681,000	2/15/29	2.850% annually	Daily SOFR Compound annually	$1,250,026	$(52,703)	$1,302,729
	165,507,000	4/30/29	3.270% annually	Daily SOFR Compound annually	5,817,523	1,252,979	4,564,544
	27,856,000	6/30/29	3.850% annually	Daily SOFR Compound annually	155,537	34,312	121,225
	23,279,000	9/30/29	3.250% annually	Daily SOFR Compound annually	855,311	10,240	845,071
	24,873,000	2/15/47	1.520% annually	Daily SOFR Compound annually	8,316,735	(669,642)	8,986,377
	24,724,000	2/15/48	2.600% annually	Daily SOFR Compound annually	4,154,152	2,284,302	1,869,850
	18,312,000	2/15/48	3.050% annually	Daily SOFR Compound annually	1,765,004	686,707	1,078,297
	1,898,000	5/15/48	3.150% annually	Daily SOFR Compound annually	152,000	52,146	99,854
	8,500,000	4/21/52	2.500% annually	Daily SOFR Compound annually	1,590,818	7,921	1,582,897
Total	$394,184,000				$24,059,611	$3,606,262	$20,453,349

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.40 Index	$40,018,000	6/20/28	1.000% quarterly	$619,928	$199,465	$420,463

See Notes to Financial Statements.

16	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Completion Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

August 31, 2023

Assets:
Investments, at value (Cost — $379,304,463)	$342,636,735
Deposits with brokers for centrally cleared swap contracts	14,090,984
Deposits with brokers for open futures contracts and exchange-traded options	8,785,178
Receivable for securities sold	2,970,281
Interest receivable	1,491,063
Receivable from brokers — net variation margin on open futures contracts	601,491
Receivable for Fund shares sold	416,975
Deposits with brokers for TBA securities	260,000
Receivable from investment manager	19,085
Receivable for premiums on written options	5,731
Prepaid expenses	13,712
Total Assets	371,291,235

Liabilities:
Payable for securities purchased	40,985,104
Written options, at value (premiums received — $3,120,889)	4,029,500
Payable to brokers — net variation margin on centrally cleared swap contracts	720,890
Payable for Fund shares repurchased	329,264
Payable to brokers for option premiums	20,821
Trustees’ fees payable	948
Accrued expenses	61,722
Total Liabilities	46,148,249
Total Net Assets	$325,142,986

Net Assets:
Par value (Note 5)	$524
Paid-in capital in excess of par value	506,298,596
Total distributable earnings (loss)	(181,156,134)
Total Net Assets	$325,142,986

Shares Outstanding	52,405,300

Net Asset Value	$6.20

See Notes to Financial Statements.

18	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2023

Investment Income:
Interest	$7,355,916
Less: Foreign taxes withheld	(4,463)
Total Investment Income	7,351,453

Expenses:
Fund accounting fees	35,573
Audit and tax fees	24,634
Registration fees	22,662
Legal fees	7,799
Commodity pool reports	6,028
Trustees’ fees	3,267
Shareholder reports	3,245
Transfer agent fees	2,354
Commitment fees (Note 6)	1,466
Custody fees	651
Miscellaneous expenses	2,940
Total Expenses	110,619
Less: Fee waivers and/or expense reimbursements (Note 2)	(110,619)
Net Expenses	—
Net Investment Income	7,351,453

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(10,165,312)
Futures contracts	(29,141,714)
Written options	14,726,115
Swap contracts	35,452,325
Foreign currency transactions	6
Net Realized Gain	10,871,420
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	29,931
Futures contracts	4,131,391
Written options	(1,222,685)
Swap contracts	(27,657,600)
Change in Net Unrealized Appreciation (Depreciation)	(24,718,963)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	(13,847,543)
Decrease in Net Assets From Operations	$(6,496,090)

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended August 31, 2023 (unaudited) and the Year Ended February 28, 2023	2023	2023

Operations:
Net investment income	$7,351,453	$10,476,423
Net realized gain (loss)	10,871,420	(148,253,007)
Change in net unrealized appreciation (depreciation)	(24,718,963)	40,616,048
Decrease in Net Assets From Operations	(6,496,090)	(97,160,536)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(11,654,587)	(15,012,962)
Decrease in Net Assets From Distributions to Shareholders	(11,654,587)	(15,012,962)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	57,592,784	160,483,415
Cost of shares repurchased	(44,746,720)	(138,485,743)
Increase in Net Assets From Fund Share Transactions	12,846,064	21,997,672
Decrease in Net Assets	(5,304,613)	(90,175,826)

Net Assets:
Beginning of period	330,447,599	420,623,425
End of period	$325,142,986	$330,447,599

See Notes to Financial Statements.

20	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2023[1,2]	2023[1]	2022[1]	2021[1,3]

Net asset value, beginning of period	$6.56	$8.87	$9.75	$10.00

Income (loss) from operations:
Net investment income	0.14	0.21	0.12	0.06
Net realized and unrealized loss	(0.28)	(2.22)	(0.84)	(0.22)
Total loss from operations	(0.14)	(2.01)	(0.72)	(0.16)

Less distributions from:
Net investment income	(0.22)	(0.30)	(0.16)	(0.06)
Net realized gains	—	—	—	(0.03)
Total distributions	(0.22)	(0.30)	(0.16)	(0.09)

Net asset value, end of period	$6.20	$6.56	$8.87	$9.75
Total return[4]	(2.05)%	(22.65)%	(7.67)%	(1.62)%

Net assets, end of period (millions)	$325	$330	$421	$320

Ratios to average net assets:
Gross expenses[5]	0.07%[6]	0.06%	0.06%	0.17%[6]
Net expenses[7,8]	0.00 [6]	0.00	0.00	0.00 [6]
Net investment income	4.48 [6]	3.02	1.24	1.17 [6]

Portfolio turnover rate[9]	77%	103%	169%	148%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2023 (unaudited).

[3]	For the period August 17, 2020 (inception date) to February 28, 2021.

[4]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[6]	Annualized.

[7]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 142%, 123% and 408% for the six months ended August 31, 2023, for the years ended February 28, 2023 and 2022, respectively, and 210% for the period ended February 28, 2021.

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where the Fund’s subadviser or an affiliate of the subadviser (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer), or directly with the client, to provide management or advisory services to the managed account. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net

22	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$121,412,641	—	$121,412,641
Collateralized Mortgage Obligations	—	80,230,551	—	80,230,551
Asset-Backed Securities	—	43,955,742	—	43,955,742
Corporate Bonds & Notes	—	35,957,357	—	35,957,357
Sovereign Bonds	—	20,353,511	—	20,353,511
U.S. Treasury Inflation Protected Securities	—	18,724,584	—	18,724,584
U.S. Government & Agency Obligations	—	12,954,451	—	12,954,451
Purchased Options	$3,779,156	—	—	3,779,156
Total Long-Term Investments	3,779,156	333,588,837	—	337,367,993
Short-Term Investments†:
U.S. Treasury Bills	—	1,870,508	—	1,870,508
U.S. Government Agencies	—	699,724	—	699,724
Overnight Deposits	—	2,698,510	—	2,698,510
Total Short-Term Investments	—	5,268,742	—	5,268,742
Total Investments	$3,779,156	$338,857,579	—	$342,636,735
Other Financial Instruments:
Futures Contracts††	$6,684,072	—	—	$6,684,072
Centrally Cleared Interest Rate Swaps††	—	$20,453,349	—	20,453,349
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	420,463	—	420,463
Total Other Financial Instruments	$6,684,072	$20,873,812	—	$27,557,884
Total	$10,463,228	$359,731,391	—	$370,194,619

24	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$4,029,500	—	—	$4,029,500
Futures Contracts††	187,225	—	—	187,225
Total	$4,216,725	—	—	$4,216,725

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

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Notes to financial statements (unaudited) (cont’d)

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2023, the total notional

26	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

value of all credit default swaps to sell protection was $40,018,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations

28	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(i) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment

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Notes to financial statements (unaudited) (cont’d)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign

30	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2023, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

32	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended August 31, 2023, fees waived and/or expenses reimbursed amounted to $110,619.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$3,557,579	$500,241,433
Sales	3,182,483	465,705,348

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

At August 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$379,304,463	$1,944,416	$(38,612,144)	$(36,667,728)
Written options	(3,120,889)	787,015	(1,695,626)	(908,611)
Futures contracts	—	6,684,072	(187,225)	6,496,847
Swap contracts	3,805,727	20,873,812	—	20,873,812

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$3,779,156	—	$3,779,156
Futures contracts[3]	6,684,072	—	6,684,072
Centrally cleared swap contracts[4]	20,453,349	$420,463	20,873,812
Total	$30,916,577	$420,463	$31,337,040

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$4,029,500
Futures contracts[3]	187,225
Total	$4,216,725

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

34	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(7,835,541)	—	$(7,835,541)
Futures contracts	(29,141,714)	—	(29,141,714)
Written options	14,726,115	—	14,726,115
Swap contracts	31,707,582	$3,744,743	35,452,325
Total	$9,456,442	$3,744,743	$13,201,185

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$1,567,562	—	$1,567,562
Futures contracts	4,131,391	—	4,131,391
Written options	(1,222,685)	—	(1,222,685)
Swap contracts	(25,714,688)	$(1,942,912)	(27,657,600)
Total	$(21,238,420)	$(1,942,912)	$(23,181,332)

[1]	The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.

During the six months ended August 31, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$2,361,173
Written options	3,169,376
Futures contracts (to buy)	512,943,036
Futures contracts (to sell)	635,030,539

Average Notional Balance
Interest rate swap contracts	$369,569,857
Credit default swap contracts (sell protection)	156,784,714
Total return swap contracts†	7,757,143

†	At August 31, 2023, there were no open positions held in this derivative.

Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

5. Shares of beneficial interest

At August 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2023	Year Ended February 28, 2023
Shares sold	9,158,473	22,604,422
Shares repurchased	(7,109,532)	(19,694,002)
Net increase	2,048,941	2,910,420

6. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2023.

7. Deferred capital losses

As of February 28, 2023, the Fund had deferred capital losses of $175,189,188, which have no expiration date, that will be available to offset future taxable capital gains.

36	Western Asset SMASh Series Core Completion Fund 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreement between LMPFA and the Non-U.S. Subadviser.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is offered only to participants in

Western Asset SMASh Series Core Completion Fund	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-year period ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional BBB-rated corporate debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-year and since inception periods ended December 31, 2022 was below the median. The Board noted that the Fund’s performance trailed the performance of

38	Western Asset SMASh Series Core Completion Fund

its benchmark index for the 1-year and since inception periods ended December 31, 2022. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board considered that the Fund commenced investment operations on August 17, 2020 and has a limited operating history. The Board recognized that it was important to provide the Fund’s portfolio management team sufficient time to establish a performance history.

The Board noted that the Fund does not pay a management fee. The Board also noted that the Fund is an integral part of the separately managed account program, and the Advisers are compensated directly or indirectly by separately managed account program sponsors. The Board recognized that LMPFA had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2024.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board discussed whether LMPFA realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to LMPFA. The Board also noted that LMPFA has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements in light of all of the surrounding circumstances.

Western Asset SMASh Series Core Completion Fund	39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance and that approval of the Agreements was in the best interest of the Fund and its shareholders.

40	Western Asset SMASh Series Core Completion Fund

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Western Asset SMASh Series Core Completion Fund	41

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

42	Western Asset SMASh Series Core Completion Fund

Western Asset

SMASh Series Core Completion Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset SMASh Series Core Completion Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series Core Completion Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series Core Completion Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

©  2023 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information. • Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX608363 10/23 SR23-4736

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 25, 2023